LOAN PAYABLE	12 Months Ended
Dec. 31, 2018
Statement [Line Items]
LOAN PAYABLE [Text Block]
5.	LOAN PAYABLE

On May 8, 2015, the Company entered into a $500,000 secured note (“ Loan Payable ”) with Freeport Nevada in order to facilitate a real property interest acquisition within the Bear deposit area.

The Loan Payable bears an annual interest rate of 5%, compound daily, and was due March 10, 2018, 180 days following the termination notice of the Option Agreement.

During 2018, the Company paid a $28,816 extension fee to Freeport Nevada to extend the repayment to September 6, 2018. On September 6, 2018, the Company repaid 50% of the outstanding amount including interest accrued. The remaining unpaid amount of $295,467 has a maturity date of March 6, 2019 and bears an annual interest rate of 10%, compound daily.

Subsequent to the year end, the Company repaid the loan and interest totaling $310,700 to Freeport Nevada.